Schedule of country incorporation principal place of business (Details)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
United States Of America Country [Member]
IfrsStatementLineItems [Line Items]
Principal place of business		United States of America
Australia country [member]
IfrsStatementLineItems [Line Items]
Principal place of business	[1]	Australia
Australia country one [member]
IfrsStatementLineItems [Line Items]
Principal place of business	[1]	Australia
Ireland country [member]
IfrsStatementLineItems [Line Items]
Principal place of business		Ireland
United states of america country one [member]
IfrsStatementLineItems [Line Items]
Principal place of business		United States of America
Wimp2 warrior LLC [member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Wimp 2 Warrior LLC
Proportion of ownership interests held by non-controlling interests		100.00%	100.00%
Wimp 2 warrior productions pty ltd [member]
IfrsStatementLineItems [Line Items]
Name of parent entity	[1]	Wimp 2 Warrior Productions Pty Ltd
Proportion of ownership interests held by non-controlling interests	[1]	0.00%	95.00%
Wimp2 warrior digital pty ltd [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity	[1]	Wimp 2 Warrior Digital Pty Ltd
Proportion of ownership interests held by non-controlling interests	[1]	0.00%	100.00%
Wimp 2 warrior ireland limited [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Wimp 2 Warrior (Ireland) Limited
Proportion of ownership interests held by non-controlling interests		100.00%	100.00%
Hype co [Member]
IfrsStatementLineItems [Line Items]
Name of parent entity		Hype.Co
Proportion of ownership interests held by non-controlling interests		100.00%	0.00%

[1]	Entities deregistered in the period to June 30, 2024.